Employee compensation and benefits - Employee compensation and benefits (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Employee Compensation And Benefits [Abstract]
Wages and salaries	£ 1,344	£ 1,365		£ 1,609
Social security costs	294	278		341
Post-employment benefits	68	55		73
Employee compensation and benefits	1,706	1,698	[1]	2,023	[1]
Employer contributions	£ 52	£ 42		£ 37

[1]	From 1 January 2023, we adopted IFRS 17 ‘Insurance Contracts’, which replaced IFRS 4 ‘Insurance Contracts’. Comparative data of the financial year ended 31 December 2022 have been restated accordingly. Comparative data for the year ended 31 December 2021 is prepared on an IFRS 4 basis.